Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic and diluted loss per share attributable to Curaleaf Holdings, Inc. for the years ended December 31, 2023 and 2022 was calculated as follows:

	Year ended December 31,
	2023	2022
Numerator:
Net loss from continuing operations	$(238,955)	$(265,310)
Less: Net loss attributable to redeemable non-controlling interest	(9,140)	(6,833)
Net loss from continuing operations attributable to Curaleaf Holdings, Inc.	(229,815)	(258,477)
Net loss from discontinued operations	(51,382)	(111,622)
Net loss attributable to Curaleaf Holdings, Inc.	$(281,197)	$(370,099)

Denominator:
Basic weighted-average common shares outstanding	724,124,894	711,159,444
Effect of dilutive stock options to purchase common stock	7,771,793	9,327,248
Effect of dilutive restricted stock awards	2,519,282	2,092,432
Effect of dilutive performance-based stock awards	1,301,874	—
Effect of dilutive convertible debt	4,282,600	—
Effect of dilutive contingent shares	4,074,000	6,347,584
Pro forma diluted weighted-average common share outstanding (1)	744,074,443	728,926,708

Per share – basic and diluted(1):
Loss per share from continuing operations, net of loss attributable to non-controlling interest	$(0.32)	$(0.36)
Loss per share from discontinued operations	(0.07)	(0.16)
Loss per share attributable to Curaleaf Holdings, Inc. – basic and diluted	$(0.39)	$(0.52)
(1)As a result of the net losses incurred by the Company from its continuing operations and its discontinued operations for the year ended December 31, 2023 and 2022, the calculation of diluted net loss per share for each period presented gives no consideration to potentially anti-dilutive securities (ex: LTIP share-based awards and convertible debt); and as such, is the same as basic net loss per share for each period presented.